SIGNIFICANT ACCOUNTING POLICIES - Summary of Changes in Warranty Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 585	$ 330
Warranty provision	9	361
Warranty claims settled	(56)	(106)
Balance at the end of the year	$ 538	$ 585